Note 12 - Business Segment Information (Detail) - Segment Reporting Information - Identifiable Assets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Identifiable assets, by segment	$ 50,155	$ 53,367
Waste Management Services [Member]
Identifiable assets, by segment	10,341	16,869
Golf and Related Operations [Member]
Identifiable assets, by segment	30,140	30,140
Corporate [Member]
Identifiable assets, by segment	44,538	41,840
Subtotal [Member]
Identifiable assets, by segment	85,019	88,849
Intersegment Elimination [Member]
Identifiable assets, by segment	$ (34,864)	$ (35,482)